Interim Condensed Consolidated Statement of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interim Condensed Consolidated Statement Of Comprehensive Income Unaudited Abstract
Profit for the period	$ 41,267	$ 18,426
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the period for bonds at fair value through other comprehensive income	(38,161)	(4,461)
Currency translation difference	73	39
Changes in allowance for expected credit losses transferred to interim condensed consolidated statement of income	745	32
Other comprehensive income which will not be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the period for equities at fair value through other comprehensive income	(3,162)	2,694
Realized gain on sale of equities at fair value through other comprehensive income	18
Other comprehensive loss for the period	(40,487)	(1,696)
Total comprehensive income for the period	$ 780	$ 16,730